June 5, 2006
VIA FEDERAL EXPRESS & EDGAR
John Reynolds, Assistant Director
United States Securities and Exchange Commission
Division of Corporation Finance
450 Fifth Street, N.W.
Washington, D.C. 20549-0406

Re:	Santa Monica Media Corporation; Amendment No. 2 to Registration Statement on Form S-1 Filed April 21, 2006; File No. 333-128384
Mr. Reynolds:
     On behalf of Santa Monica Media Corporation, a Delaware corporation (the “Company”), we hereby transmit Amendment No. 3 to the above-referenced Registration Statement (the “Registration Statement”), as filed with the United States Securities and Exchange Commission (the “Commission”) on the date hereof, marked to show changes from Amendment No. 2 to the Registration Statement filed with the Commission on April 21, 2006.
     The changes reflected in Amendment No. 3 include those made by the Company in response to the comments of the Staff of the Division of Corporation Finance of the Commission (the “Staff”) set forth in your letter dated May 23, 2006, to David Marshall, Chief Executive Officer of the Company, with respect to the Registration Statement. Amendment No. 3 also includes other changes that are intended to update, clarify and render more complete the information contained therein.
     Capitalized terms used and not defined herein have the respective meanings assigned to them in Amendment No. 3. All references to page numbers and captions correspond to the page numbers and captions in Amendment No. 3, which includes the prospectus as revised.
General
1.	We note the disclosure throughout the prospectus that the company will proceed with the initial business combination only if certain conditions are met which include, for example, public stockholders owning less than 20% of the shares in this offering both voting against the business combination and exercising their conversion rights. Please explain whether in the company’s view the 20% threshold could be lowered or increased by the company after the offering is effective and prior to the vote regarding the initial business combination, or whether any other of such conditions may be revised after the offering is effective. We may have further comment.

Company Response.

The Company’s Amended and Restated Certificate of Incorporation sets forth the conditions required before an initial business combination can be consummated. These provisions of the Certificate may not be amended without the unanimous consent of the stockholders of the Company. We have disclosed the fact that the validity of unanimous consent provisions under Delaware law has not been settled in Risk Factor No. 10 and on page 46. Nonetheless, we view these special provisions as obligations to our stockholders, and we will not take any action to waive or amend any of the procedures governing approval of our initial business combination. See, e.g., our disclosure on pages 13, 16 and 43 of the prospectus.
Registration Statement Cover Page
2.	We note the increase in the common stock being registered in this offering. The new filing fee would only apply to the shares being added. The initial filing fee, $117.70 applies to the shares included in the initial registration statement. Please revise the fee table accordingly.

Company Response.

We have revised the fee table in response to the Staff’s comment.

3.	Rule 416 may not cover the adjustments contemplated by the warrants, and an “indeterminate number of shares” cannot be registered. Please revise the footnote language to clarify what Rule 416 covers or delete the reference.

Company Response.

We have deleted the reference to Rule 416 in the footnotes to the fee table in response to the Staff’s comment.
Prospectus Summary, page 1
4.	We note your response to prior comment 2 of our letter dated January 6, 2006 that the existing shareholders and the private placement purchaser will be subject to a lock-up agreement. Please file the lock-up agreements as exhibits.

Company Response.

The Company intends to file an Exhibit only Amendment to the Registration Statement which will include the lock-up agreements within the week.

5.	Please specify the limited exceptions on the transfer of the warrants currently outstanding.

Company Response.

In the summary section (“Lock-up of Securities”) of the prospectus, we disclose that the warrants are subject to the same transfer restrictions as the shares of common stock. We have made conforming changes to the description of securities under “PRINCIPAL STOCKHOLDERS.”

Risk Factors, page 10
6.	We continue to note that risk factor five states your CEO and executive officers will be personally liable under “certain circumstances.” Please clearly spell out those circumstances, rather than state the generic term “certain,” which is not clear to investors. Revise disclosure elsewhere in the prospectus, as appropriate.

Company Response.

We have revised the disclosure in risk factor No. 5 on and on page 14 and 42, to describe the fact that the Company’s CEO and other executive officers are personally liable to indemnify the trust account with respect to claims by vendors, prospective target businesses or other entities that do not provide valid and enforceable waivers to the Company.

7.	We note the disclosure in risk factor five regarding third party claims against the trust account. It appears that provisions under Delaware General Corporation Law would apply even after liquidation. Please clarify whether you intend to comply with the procedures in Section 280 of Delaware General Corporation Law. If not, we note the requirements in Section 281(b) of Delaware General Corporation Law that a dissolved corporation which has not followed the procedures in Section 280 shall adopt a plan of distribution to which the dissolved corporation “(i) shall pay or make reasonable provision to pay all claims and obligations ... (ii) shall make such provision as will be reasonably likely to be sufficient to provide compensation for any claim against the corporation which is the subject of a pending action, suit or proceeding to which the corporation is a party and (iii) shall make such provision as will be reasonably likely to be sufficient to provide compensation for claims that have not been made known to the corporation ..., are likely to arise or to become known to the corporation ... within 10 years after the date of dissolution.” Please provide us with a legal analysis as to how the company will comply with Section 281(b) and disclose hi the prospectus the procedures that the company will undertake to comply. Also, revise the disclosure throughout the prospectus to include the effect that this provision will have upon the stockholders’ rights to receive their portion of the trust in the event of liquidation. Discuss those steps that must be taken to liquidate and dissolve the company.

In addition, please include a discussion as to how the funds held in trust could be subject to a bankruptcy proceeding by the company.

Company Response.

We have added disclosure throughout the prospectus describing the potential liability of the Company’s stockholders from claims of third parties, the procedures for dissolution and liquidation and the impact of a bankruptcy proceeding. See risk factors No. 2, 6 and 7, and related disclosure on pages 43 and 44, respectively,

8.	We note the disclosure throughout your registration statement that in the event of liquidation, all holders of common stock sold in this offering will be entitled to receive their portion of the amount held in trust ($7.70 per unit). Please expand and clarify why you believe it is appropriate to disclose such amount in light of the potential effect of Section 281(b) of Delaware General Corporation Law.

Company Response.

The Company respectfully submits that the risk of the effect on the Company of Section 281(b) is remote since (a) the Company is not an operating entity, (b) its operations will be limited to searching for prospective target businesses to acquire, and (c) the Company intends to obtain from all vendors, prospective business targets, and third parties agreements waiving any claim against the trust account. Additionally, the Company’s executive officers have agreed to indemnify the Company to the extent valid and enforceable waivers are not obtained. We discuss the potential effect of Section 281(b) and disclose the possibility that the per share liquidation amount could be less than the initial $7.70 in the trust account. See pages 13, 14, 42, 43 and 44.

9.	Please disclose all steps the company has taken to confirm that your CEO and executive officers have funds sufficient to satisfy their obligations with respect to ensuring the trust account is not depleted.

Company Response.

We have added disclosure in risk factor No. 5 that based on the information we have obtained from such individuals, we believe them to be of substantial financial means. In this connection, the Company has received certificates from the officers that they are accredited investors as defined in Rule 501 under the Securities Act, and have received and reviewed Director and Officer Questionnaires from the officers.

10.	We note the disclosure in risk factor 15 that you may seek a business combination with an entity directly or indirectly affiliated with your existing stockholders. Please specifically name those entities that are affiliated with your existing stockholders that are in the industries being considered and the nature of the affiliation. Discuss whether the existing stockholders are aware of any potential business opportunities with these affiliated entities. Explain when you would consider such business opportunities. For example, will you consider affiliated transactions from the beginning or will you only consider them after you have searched other companies? We may have further comment.

Company Response.

We have revised the disclosure in risk factor 15 in response to the Staff’s comment.

Use of Proceeds, page 21
11.	Please revise the use of proceeds table to include the use of the up to $2 million in interest from the trust. We may have further comment.

Company Response.

We have revised the use of proceeds table in response to the Staff’s comment.

12.	Please state the current interest accrued on the $240,000 loan and include in the use of proceeds table.

Company Response.

We have indicated the amount of the interest accrual in footnote 1 to the use of proceeds table in response to the Staff’s comment.
Proposed Business, page 28
13.	Since you have not yet identified a target business, certain statements in this section appear speculative. For example, we note the statement that “this knowledge and experience [of management] will assist in unlocking growth for potential business targets requiring new technology as well as those possessing new technology but are unable to market it effectively.” We also note the reference to companies in the target market potentially being “undercapitalized, inefficiently capitalized or lacking access to strategic opportunities that could lead to growth. Given the present lack of potential target businesses, such statements are speculative. Please revise the disclosure throughout this section accordingly.

Company Response.

We have revised the disclosure in “Proposed Business” in response to the Staff’s comments.

14.	Please provide the basis for the statements that management has demonstrated their ability to achieve high growth in emerging businesses and that the growth was driven by “management’s keen ability to increase customer base, penetrate new markets,” etc. Also, clarify whether you intend to target emerging businesses. if so, given that this is an offering for $150 million, and the target business must have a value of at least 80% of the proceeds of the offering, please explain how you plan to find an emerging company with a value of at least 80% of $150 million. Provide the basis for other statements of management in the discussion of your competitive advantages. We may have further comment.

Company Response.

We have modified the disclosure on pages 35, 36 and 37 in response to the Staff’s comments.

15.	We note you refer to effecting a business combination with a financially unstable company or a company in its early stage of development or growth. Please explain whether you plan to target these types of companies. If so, please explain how you plan to meet the requirement that the business have a value of at least 80% of the net assets in the trust. We may have further comment.

Company Response.

The Company respectfully notes that it does not intend to preclude the possible acquisition of any category of company within the target industries. While it is unlikely that the Company will target unstable or early stage companies, it is possible that one or more of these types of companies will be acquired at the same time as a larger more developed company.

16.	Please revise the use of proceeds section to discuss the payment of finders’ fees or other arrangements with entities to help you find a target business.

Company Response.

We have revised in the disclosure on page 27 in response to the Staff’s comments to state that we do not expect to pay finder’s fees or similar payments prior to the consummation of a business combination.

17.	We note that you expect you may be contacted by unsolicited parties regarding potential target businesses. Please clarify whether you have been contacted to date.

Company Response.

We have revised the disclosure to state that we have not been contacted by any parties regarding potential target businesses.

18.	Reconcile the disclosure regarding the intent of management to stay following a business combination with the disclosure in the risk factors section, where you state you expect most of your management to stay with the company following a business combination. Please specifically name those individuals that intend to stay with the company following a business combination.

Company Response.

We have reconciled the disclosure on page 40 with the disclosure in Risk Factor No. 14.

19.	Given that management will be negotiating the business combination at the same time as they are negotiating individuals compensation arrangements, please explain the basis for the statement that “the ability of such individuals to remain with the company after the consummation of a business combination will not be the determining factor in our decision as to whether or not we will proceed with any potential business combination.” It appears this may be a significant factor in such determinations.

Company Response.

The Company respectfully submits that the cited disclosure is accurate. The Company will not preclude itself from making an acquisition if the target has a management team in place that does not need to be supplemented by any of the Company’s officers and directors.

20.	We note that members of the advisory board may be paid consulting, management or other fees from a target business, including one with which they have a relationship. Reconcile with the disclosure on page 45 that the members of the advisory board will not receive compensation of any kind from the company. Also, if you may enter into a business combination with an entity affiliated with members of your advisory board, clearly disclose and include in the risk factors section. Name those companies affiliated with members of the advisory board that are in the industries you are searching for a potential target. Disclose the nature of the affiliation and clarify whether members of the advisory board are aware of any potential business opportunities that may arise from these entities. We may have further comment.

Company Response.

The Company respectfully submits that the disclosure is not inconsistent. The members of the advisory board may receive compensation from a target company but not from Santa Monica Media Corporation. We have added to Risk Factor No. 17 the fact that we may enter into a business combination with an entity affiliated with members of our advisory board.
Management, page 36
21.	Please provide the complete business experience for each member of management for the past five years, or for such longer period as management voluntarily discloses. For example, please disclose Mr. Marshall’s business activities from 1999 to 2002 and from September 2002 to the present. Also, provide the complete business experience for each member of the advisory board.

Company Response.

We have revised the management disclosure in response to the Staff’s comments.

22.	Please provide the beginning and ending dates of employment for each item listed in their business experience.

Company Response.

We have revised the management disclosure in response to the Staff’s comments.

23.	Name the two start-up companies that Mr. Sassa is currently involved with, state the beginning date of employment and disclose the nature of his involvement.

Company Response.

We have revised the disclosure regarding Mr. Sassa in response to the Staff’s comments. Mr. Sassa is no longer participating in the second Internet start-up.
Principal Stockholders, page 42
24.	Each beneficial owner is deemed to be the beneficial owner of the entire amount held by an affiliated entity. Therefore, please revise the table and footnote 2 to indicate that each individual is deemed the beneficial owner of the entire amount held by Santa Monica Capital Partners LLC.

Company Response.

We have revised the stockholder ownership table and footnote 2 in response to the Staff’s comments.

25.	We note the disclosure in footnote two that the percent of ownership by the beneficial owners of Santa Monica Capital Partners LLC will change after the offering and private placement. Please explain the reason the ownership in Santa Monica Capital Partners LLC will change.

Company Response.

In connection with the funding of the private placement, Mr. Bararadan has agreed to contribute a larger amount to Santa Monica Partners LLC than its three other members, and therefore his interest will increase relative to Messrs. Marshall, Pulier and Brendlinger’s interests.
Underwriting. page 50
26.	Please clearly explain the “other conditions” to the obligations of the underwriters in the underwriting agreement.

Company Response.

The “other conditions” to the obligations of the underwriters to purchase the units included in this offering are limited to certain specified circumstances as will be set forth in the underwriting agreement which are customary for offerings of this nature.

27.	Please explain the statement that “if all of the units are not sold at the initial offering price, the underwriters may change the public offering price and other selling terms.” Furthermore, please reconcile with the statement that “the underwriters arc obligated to purchase all of the units ... if they purchase any of the units. Lastly, in light of the above statement, please explain how this is a firm commitment offering and provide an analysis as to why Rule 419 of Regulation C would not apply. Please advise or revise. We may have farther comment.

Company Response.

The Company respectfully informs the Staff that the offering is to be underwritten on a firm commitment basis and the disclosure noted in question 27 notes the fact that, while the units will initially be offered at the price set forth on the cover of the prospectus, in the event that the distribution could not be completed for market or other reasons at such price, the underwriters may change the price of the offering to effect the distribution of the units.

28.	We note that the representatives may engage in any electronic offer, sale or distribution of the shares. Please describe their procedures to us. If you become aware of any additional members of the underwriting syndicate that may engage in electronic offers, sales or distributions after you respond to this comment, promptly supplement your response to identify those members and provide us with a description of their procedures. Briefly describe any electronic distribution in the filing, and confirm, if true, that the procedures you will follow with respect to any electronic distribution will be consistent with those previously described to and cleared by the Office of Chief Counsel.

Company Response.

Citigroup Global Securities Inc. (“Citigroup”) intends to use the i-Deal Prospectus Delivery System (“i-Deal”) as a complementary distribution method to deliver preliminary prospectus materials to institutional clients for this offering. Citigroup intends to use this system to complement its process for hard copy delivery of preliminary prospectus information only. Citigroup currently intends on using i-Deal for the distribution to institutional clients of (i) the preliminary prospectus, (ii) any subsequent preliminary prospectus included in any pre-effective amendment, (iii) any preliminary prospectus distributed in connection with any required recirculation and (iv) any supplement or sticker to a preliminary prospectus.

It is also possible that an electronic prospectus may be posted online by any member of the underwriting syndicate. Citigroup has advised the Company that it will not enter into any agreements with other underwriters that would contractually limit the ability of those underwriters to make an Internet posting. Citigroup has also advised the Company that it does not know if any other underwriters that may become members of the syndicate would place a prospectus online or how they might choose to do so. Citigroup does not currently know if anyone will be invited to join the syndicate and will not know the final composition of the syndicate or the allocation of shares until after the registration statement is declared effective.

Disclosure consistent with the procedures described above has been included in the “Underwriting” section of the prospectus. See pages 66 et seq.

The Company has been advised by Citigroup and Deutsche Bank Securities Inc. (“DBSI” and together with Citigroup, the “Representatives”) that although the final list of underwriters for this offering have not yet been determined, any other underwriter that is invited to become a member of the syndicate of this offering will be an established firm, a registered broker/dealer and an NASD member. However, due to the nature of the syndicate process, the final syndicate list and allocations of shares will not be made until the day of pricing. Shortly after the registration statement is declared effective, pricing information is determined and communicated to those firms that have expressed an interest in becoming syndicate members. After a relatively short period, in which these invitees can decline to participate in the syndicate on the negotiated terms, the final syndicate is established and allocations of shares are made. Prior to that time, the Representatives know only who has been invited to join the syndicate, but not the final composition of the syndicate or the allocation of the shares. Therefore, the Representatives do not have an opportunity to make inquiry of the individual firms that will ultimately comprise the syndicate until after the relevance of their plans, if any, for Internet distribution have been mooted by the declaration of effectiveness of the registration statement.

To address the Staff’s concerns, the Representatives will include in a communication to the syndicate the following:

“You may not make an online distribution of units of Santa Monica Media Corporation unless you are following procedures for online distributions previously cleared with the Securities and Exchange Commission. By accepting an allocation from us, you will be deemed to be representing to us that either (i) you are not making an online distribution or (ii) you are following procedures for online distributions previously cleared with the Securities and Exchange Commission and those procedures have not changed.”

Given the responsibility of each broker/dealer to comply with all applicable Commission and NASD rules and given the representations that will be received by the Representatives that syndicate members will so comply, there would not appear to be a regulatory need to make the Representatives responsible for the Internet activities of other syndicate members. Lead managers have not traditionally been viewed as responsible for the paper delivery activities of their syndicate members, and thus by analogy, it would seem unnecessary and inappropriate with respect to online distribution activities.

29.	Tell us whether you or the underwriters have any arrangements with a third party to host or access your preliminary prospectus on the Internet. If so, identify the party and the website, describe the material terms of your agreement, and provide us with a copy of any written agreement. Provide us also with copies of all information concerning your company or prospectus that has appeared on their website. Again, if you subsequently enter into any such arrangements, promptly supplement your response.

Company Response.

In response to the Staff’s comment, we supplementally advise the Staff that neither the Company nor the underwriters have any arrangements with a third-party to host or access the preliminary prospectus on the Internet, other than (i) as described in the response to Comment 28 regarding Citigroup’s use of i-Deal, and (ii) in connection with plans to make roadshow presentation materials available on the Internet during live roadshow presentations through Net Roadshow, Inc. (www.netroadshow.com). While Citigroup has contracted with Net Roadshow, Inc. for these services, the purpose of such contract is not specifically to host or access the preliminary prospectus. The primary purpose of making roadshow presentation materials available on the Internet during live roadshow presentations is to provide access to the roadshow to institutional and retail customers who may not attend roadshow meetings in person. An electronic version of the preliminary prospectus (identical to the copy filed with the Commission and distributed to live attendees) will be made available on the Net Roadshow web site as part of the roadshow presentation materials.

30.	Does the company or do the underwriters intend to engage a directed units program in conjunction with this offering by the selling shareholders? If so, Please advise us of the mechanics of how and when these units were or will be offered and sold to investors in the directed unit program for this offering. For example, tell us how the prospective recipients and number of reserved units is determined. Tell us how and when the company and underwriter notified or will notify the directed unit investors, including the types of communications used. Discuss the procedures these investors must follow in order to purchase the offered units, including how and when any communications are sent or received or funds are received by the underwriters or you. How do the procedures for the directed unit program differ from the procedures for the general offering to the public? Provide us with copies of all written communications with prospective purchasers about the directed share program.

Company Response.

We have requested that the underwriters reserve 937,500 of the units to be sold in the offering for sale in a directed unit program. We will specify the potential recipients of the directed units, and allocate the directed units among the actual recipients. We have selected DBSI to administer the directed units program. The mechanics of the program are outlined below.

We will choose the potential recipients of the directed units from our friends, employees and directors. We will provide the names and addresses of the potential recipients to DBSI. DBSI will mail a copy of the preliminary prospectus, together with materials relating to the directed unit program, to each potential recipient. The directed unit program materials will include participation instructions, an indication of interest form and forms for opening a brokerage account with DBSI. To comply with Rule 134(b)(1), these materials will contain a statement that no sales of the units can occur, and that no offers to purchase the units may be accepted, until the registration statement for the units is declared effective. In addition, in accordance with Rule 134(d), the materials will contain a statement that indications of interest made under the program create no obligation.

Individuals who wish to express an indication of interest in the units will be asked to complete an indication of interest form, specifying the number of units requested and supplying information for compliance purposes. DBSI will use the information as its basis for evaluating the suitability of the proposed investment and application of the free riding and withholding rules of the National Association of Securities Dealers.

All prospective recipients will be required to purchase units through a DBSI account. Individuals who do not have an account with DBSI will be required to open an account. The amount of the initial deposit will not be related to the expected price for the units that may be allocated to the potential recipient. Individuals with pre-existing DBSI accounts will not be required to make the deposit.

The deadline for expressing an indication of interest and opening an account will be three to four days prior to pricing. Once the deadline expires, DBSI will provide us with the list of individuals who have completed the forms for participating in the program, who have opened accounts and who otherwise are eligible to purchase units under the program. We will then review this list and determine the actual allocation of units among these prospective recipients.

Once the offering has been priced and the registration statement relating to the offering has been declared effective, DBSI will contact each prospective recipient who has been approved by us to purchase units to inform such individual of the offering price of the units and the maximum number of units that such individual may purchase in the directed unit program. The individual will be given the opportunity to purchase any portion of the units allocated by us or to withdraw any outstanding indication of interest. If an individual decides to purchase units, DBSI will orally confirm the sale and mail a written confirmation of the purchase accompanied by a final prospectus. If an individual who has opened a new account decides not to purchase units, the balance will be refunded to the individual.

The directed unit program is a part of the underwritten offering. Except for the selection of the recipients, the use of materials that specifically relate to the directed unit program and the process described above, the procedures for the directed unit program are substantially the same as the procedures that DBSI will use to offer securities to the general public.

As requested, we have supplementally provided the Staff with drafts of the materials that will be mailed to potential recipients of directed units identified by us and can confirm that no materials have yet been distributed to potential recipients. See Annex [_] attached hereto. Please note that, other than the name “Santa Monica Media Corporation”, which appears on the cover of the packet, and a reference to the preliminary prospectus to be enclosed, there is no information concerning the offering. DBSI has advised us that the packet contains information that DBSI customarily distributes to persons who may decide to open accounts through DBSI.
Financial Statements, page F-1
Note 1 — Organization, Business Operations & Significant Accounting Policies, page F-7
31.	We note that a volatility assumption of 28.8% was used to value the UPO, compared to 52% in the previous amendment. Please tell us how you determined the revised volatility assumption in accordance with the guidance in paragraph A22 of FAS 123(R). To the extent that the volatility assumption was based on similar public entities, tell us the names of the specific companies, their market capitalizations and historical daily volatilities. Expand your disclosures to provide more details regarding how the volatility assumption was determined and why management believes that the assumption is reasonable.

Company Response.

The following is the data used to determine the volatility assumption.
Valuation of Underwriter’s Purchase Option

Inputs

S	Stock Price	$8.00
K	Strike Price	$9.60
v	Volatility	28.40%
t	Time to Expiration	4.0
r	Riskfree Rate	4.89%

Ln(S/PV(K))		0.0134
d1		0.3075
N(d1)		0.6208
d2		(0.2605)
N(d2)		0.3972

Value of one call option		$1.831
Number of options		937,500

Total value of UPO		$1,716,136

		Market Cap	260-day equity
Ticker	Name	($ in mm)	volatility (%)
Diversified media
TWX	Time Warner Inc	$76,870.3	16.11
NWS	News Corp	71,014.0	15.89
L	Liberty Media Corp	23,331.2	12.44
DIS	Walt Disney Co	59,405.9	18.77

	Average:	$57,655.3	15.80

Branded new media
IACI	IAC/Interactivecorp	$8,288.7	21.08
YHOO	Yahoo Inc	44,582.6	32.82
GOOG	Google Inc	111,958.7	36.76

	Average:	$54,943.3	30.22

Traditional media
EMMS	Emmis Communications Corp.	$611.9	35.40
CMLS	Cumulus Media Inc	704.7	31.08
LAMR	Lamar Advertising Co	5,809.5	18.10

	Average:	$2,375.3	28.19

Small/mid cap new media
LGBT	Planetout Inc	$123.6	41.38
CNET	CNET Networks Inc	1,371.4	39.79
INSP	InfoSpace Inc	711.8	49.61

	Average:	$735.6	43.59

	Group average:		28.40

     Source: Bloomberg and Factset, June 2, 2006
     Management believes that they have selected an appropriate industry sector to develop an index to derive a calculated value of the underwriters purchase option. Additionally, we have added disclosure to footnote 1 to the financial statements in response to the Staff’s comment.
Note 7 — Common Stock and Warrants, page F-l0
32.	We note that the proceeds from the sale of the founder units were classified as equity. Please tell us how you evaluated the guidance in EITF 00-19 and if applicable, EITF 05-04, to determine that the warrants were properly classified as equity. We note that no consensus has been reached by the EITF on Issue 05-04. However, if applicable please clarify how you considered the guidance in EITF 05-04 and the different views on this issue as outlined in Issue Summary No. 1 to EITF 05-04.

Company Response.

We believe that the Company properly classified the founder units as equity since the Registration Rights Agreement specifically waives any claim to monetary damages if the Company does not comply with the registration requirements under the Agreement.

33.	Please file the warrant agreement relating to the founder units as a material contract exhibit in accordance with Item 601 of Regulation S-K.

Company Response.

The Company intends to file an Exhibit only Amendment to the Registration Statement which will include the warrant agreement within the week.

34.	We note your disclosure regarding registration rights on page 57. Please file the registration rights agreement(s) as material contract exhibits in accordance with Item 601 of Regulation S-K. Disclose the material terms of the registration rights agreement(s) in the footnotes to the financial statements. We may have additional comments after reviewing your response.

Company Response.

The Company intends to file an Exhibit only Amendment to the Registration Statement and the footnote No. 7 which will include the registration rights agreement within the week. Footnote 7 to the financial statements contains the material terms of the registration rights agreement.

35.	We note your disclosure regarding the transfer of 458,232 units by your major shareholder in August 2005 and April 2006, and your disclosure under Item 15 on page 11-4 regarding the issuance by your major shareholder of 5.3% of its membership interests to Mr. Bararadan. Please tell us the date of each transfer, the transferee, the consideration received by your major shareholder, and the relationship of each transferee to the Company and to your major shareholder.

Company Response.

We have provided the disclosure requested in Item 15 and Note 7 to the financial statements in response to the Staff’s comments.

36.	We note that when shares are transferred by a principal stockholder to settle an obligation of the registrant, or in exchange for services received by the registrant, the economic substance of the transaction is a capital contribution by the shareholder for the payment of the registrant’s expenses. In such cases, Staff Accounting Bulletin Topic 5.T. requires an expense to be recorded equal to the fair value of the shares transferred. With respect to each subsequent transfer of shares by your major shareholder outlined above, please tell us how you evaluated the guidance in Staff Accounting Bulletin Topic 5.T.

Company Response.

With respect to the units transferred by the principal stockholder, these units were not transferred to settle an obligation by the registrant or in exchange for services of the registrant through March 31, 2006 but were transferred for consideration in the form of promissory notes. Future services provided by any of the transferees will be compensated pursuant to separate agreements.

37.	Please reconcile your disclosure under Item 1 5 to your prior disclosure in Amendment No. 1 filed on 12/6/05. We note that the prior disclosure details the transfer of 500,000 units, prior to any adjustment for the subsequent 1.2-1 stock split.

Company Response.

In August 2005, there was a transfer of 420,672 units on a post-split basis which included 217,848 units (post split) to transferees who were not board members or members of the advisory board. We believe that the prior disclosure in Item 15 on a pre-split basis was accurate.
Exhibit 4.4. Form of Unit Purchase Option
38.	We note your response to prior comment 11. Please note that we will need to review the amended UPO agreement, as well as your responses to any additional comments regarding the agreement, before the registration statement can be declared effective.

Company Response.

The Company intends to file an Exhibit only Amendment to the Registration Statement which will include the UPO within the week.
          All questions and comments regarding the foregoing can be addressed to the undersigned at the above-referenced number.

Kind regards,
/s/ David L. Ficksman
David L. Ficksman
of Troy & Gould

cc:	Marc Brown, Esq.
David Marshall
Duc Dang
David Spivak
Ann Chamberlain, Esq.

ANNEX A
Deutsche Bank Alex. Brown Inc.
Address
Address
Dear (Insert Company) Friend:
     As you may know, Insert Company (the “Company”) has filed a registration statement with the United States Securities and Exchange Commission in anticipation of making a public offering. Deutsche Bank Securities is serving as a managing underwriter of the proposed offering. In connection with the offering, management has requested that Deutsche Bank Alex. Brown make available a limited number of units for purchase in the offering by certain friends and employees of the Company. It is currently anticipated that the estimated offering price (including all charges) will be $XX per unit.
     If you are interested in purchasing units in the offering, you will be asked to indicate the number of units you would be interested in purchasing (minimum 100) by completing the enclosed Confidential Indication of Interest Questionnaire and sending the Questionnaire to Deutsche Bank Alex. Brown. You will also need to complete the enclosed New Account Application. The enclosed Questionnaire and New Account Application must be received by DATE** in order for you to be eligible to purchase units in the offering. If you are not a US citizen, you will also need to provide a photocopy of a government issued identification. Your indication of interest in buying units does not constitute an agreement on your part to buy units or an agreement on the part of the Company or the underwriters to sell any units to you.
     The final allocation of units allocated to employees and friends of the Company will not be made until the registration statement is effective and the offering is priced, which we expect will occur in DATE. At that time, you will be notified of your allocation and the initial public offering price. There is no guarantee that you will be allocated any units in the offering. Units purchased by you in the offering may be held in a Deutsche Bank Alex. Brown brokerage account for which there is no annual account charge or fee.
     Do not send any funds for the purchase of units at this time. However, please note that payment for units purchased in the offering must be received by Deutsche Bank Alex. Brown no later than three business days following the effective date of the offering. Accordingly, due to this short period of time, please make appropriate arrangements prior to the effective date of the offering in order to ensure that you will be able to make prompt payment of any units purchased.
     This is not an offer to sell the Company’s common units or other securities. Offers will only be made by means of a prospectus. Enclosed is a copy of the Preliminary Prospectus dated (DATE) filed with the United States Securities and Exchange Commission. Please read the prospectus carefully in deciding whether to indicate an interest in the offering. If you have any questions please feel free to contact:
Insert Name
Title
1-800-XXX-XXXX
We look forward to working with you.

A registration statement relating to these securities has been filed with the Securities and Exchange Commission but has not yet become effective. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This communication shall not constitute an offer to sell or the solicitation of an offer to buy, nor shall there be any sale of these securities in any state or other jurisdiction in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of such state or other jurisdiction.
No offer to buy the securities can be accepted and no part of the purchase price can be received until the registration statement has become effective, and any such offer may be withdrawn or revoked, without obligation or commitment of any kind, at any time prior to notice of its acceptance given after the effective date. An indication of interest in response to this letter will involve no obligation or commitment of any kind.
This letter is not intended to encourage you to request any units in the offering. It is simply intended to inform you that there is a proposed offering should you be interested in investing. Investing in new issues is speculative and carries a high degree of risk. Your decision to invest in new issues should be based on your independent review and consideration of your investment objectives, risk tolerance, financial condition and other individual investment considerations. Read the prospectus carefully.

To:	Deutsche Bank Alex. Brown A Division of Deutsche Bank Securities Inc. address city, state zip
CONFIDENTIAL INDICATION OF INTEREST QUESTIONNAIRE – COMPANY

Name:

Work Phone:	Home Phone:

Cell Phone (optional):

FAX:

Email Address:

Spouse’s Name:

(If Joint Account)

Spouse’s Employer:

Do you currently have an account with Deutsche Bank Alex. Brown? Yes_____ No_____
If “yes”, name of Investment Representative is _________________________________.
I have received a copy of the preliminary prospectus dated __________________.
Please open a securities brokerage account in the above name. I am interested in purchasing (                    ) units (minimum 100) in the public offering. I have completed the Confidential Indication of Interest Questionnaire and New Account Application.
I understand that there are a limited number of units available for sale pursuant to the directed unit program and that there is no guarantee of my/our participation in the directed unit program. I further understand that I am responsible for providing funds within 3 business days of the effectiveness of the offering if I purchase units in the offering.
I understand that my indication of interest in buying units does not constitute an agreement on my part to buy units or an agreement on the part of the Company or Deutsche Bank Alex. Brown or the other underwriters in the offering to sell any units to me.
I understand that, should I decide to purchase units in the directed unit program, I will be responsible for obtaining any applicable government approvals or permits required to purchase the Company’s units from Deutsche Bank Alex. Brown and I agree to indemnify and hold harmless the Company, Deutsche Bank Alex. Brown and the affiliates of each of the Company and Deutsche Bank Alex. Brown against any liabilities in connection with such purchase.
Deutsche Bank Alex. Brown will only accept a personal check written on, or funds wired in from, the bank account of the Deutsche Bank Alex. Brown account owner. Contact your Deutsche Bank Alex. Brown Investment Representative with any questions relating to this policy well in advance of the offering date to avoid delays in processing your purchase. PLEASE MAKE CHECKS PAYABLE TO PERSHING LLC.

E-Mail Communications
I understand that I may choose to have future communications between Deutsche Bank Alex. Brown and myself be conducted pursuant to e-mail. In electing to have future communications between Deutsche Bank Alex. Brown and myself be conducted pursuant to e-mail, I agree to the following conditions:
1.	Deutsche Bank Alex. Brown may rely on the fact that all e-mails sent to or received from my e-mail address will be sent to or received from me. Accordingly, I will be responsible for all communications entered through and under my e-mail address. Deutsche Bank Alex. Brown will not be responsible for any delays in the transmission of any e-mail messages sent to or received from me. Further, I acknowledge and understand that it is impossible to guarantee that e-mail communications will be completely secure. Accordingly, although Deutsche Bank Alex. Brown will take reasonable security precautions, there can be no assurance that e-mail communications provided by or to me through my e-mail address will remain completely secure. I agree to the electronic transmission of personal financial information by e-mail. Deutsche Bank Alex. Brown and its affiliates will not be liable to me for any incidental, indirect, consequential, special, punitive or exemplary damages (including, without limitation, lost profits and trading losses) in connection with my use or inability to communicate with Deutsche Bank Alex. Brown via e-mail.
I wish to communicate with Deutsche Bank Alex. Brown through e-mail.
Yes ___                     No ___*
* If I choose to not communicate with Deutsche Bank Alex. Brown via e-mail, I will communicate with the Firm through a combination of paper and oral communication.

Signature(s):	Date:

(Joint accounts require both signatures)
If you have any questions or require further information, please do not hesitate to contact the Company DUP team at Deutsche Bank Alex. Brown at XXX-XXX-XXXX. Please return both pages of this form and the new account form via fax as soon as possible, but no later than DATE** to XXX-XXX-XXXX. You many also send the documents to be received by DATE** to:
Deutsche Bank Alex. Brown
Attn:
Address
City, State Zip
Please note this form must be completed in its entirety.
A registration statement relating to these securities has been filed with the Securities and Exchange Commission but has not yet become effective. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This communication shall not constitute an offer to sell or the solicitation of an offer to buy, nor shall there be any sale of these securities in any state or other jurisdiction in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of such state or other jurisdiction.
No offer to buy the securities can be accepted and no part of the purchase price can be received until the registration statement has become effective, and any such offer may be withdrawn or revoked, without obligation or commitment of any kind, at any time prior to notice of its acceptance given after the effective date. An indication of interest in response to this letter will involve no obligation or commitment of any kind.
This letter is not intended to encourage you to request any units in the offering. It is simply intended to inform you that there is a proposed offering should you be interested in investing. Investing in new issues is speculative and carries a high degree of risk. Your decision to invest in new issues should be based on your independent review and consideration of your investment objectives, risk tolerance, financial condition and other individual investment considerations. Read the prospectus carefully.
Questions and Answers about the Company Name
Directed Unit Program
What is the Directed Unit Program?
The directed unit program gives you (as well as other people designated by the company) the opportunity to purchase a limited number of Company Name units at the IPO price.
What do I need to do in order to participate in the Directed Unit Program?
You need to read the enclosed preliminary prospectus, complete the required paperwork (the Account Application and Indication of Interest Form), and fax or mail it back to Deutsche Bank Alex. Brown no later than Deadline Date. NO FORMS WILL BE ACCEPTED AFTER THIS DATE.
Can I participate through another brokerage firm?
No. Deutsche Bank Alex. Brown is administering the Program. The only way to participate in the Program is through Deutsche Bank Alex. Brown. If you already have an account at Deutsche Bank Alex. Brown please contact your broker when filling out the Indication of Interest Form.
What will the process be if I choose to participate?
1)	You should review the preliminary prospectus and the attached paperwork.

2)	You should complete the two forms (the Account Application and the Indication of Interest Form).

3)	If you are not a US citizen, you must also fax a copy of a government issued photo identification card.

4)	You should fax or mail the completed forms back to Deutsche Bank Alex. Brown by Deadline Date.

5)	When the final IPO price has been determined, you will be contacted by Deutsche Bank Alex. Brown to confirm your allocation of units (an allocation is not guaranteed until this time). Please note that you are under no obligation to confirm and may instead cancel your allocation of units when contacted.

6)	If you wish to confirm, you must confirm your acceptance of the units by the time the stock begins to trade, so you should plan on checking your email and/or voicemail frequently during Pricing Time Period.

7)	The units begin to trade.

8)	You must send in your payment to Deutsche Bank Alex. Brown no later than 3 business days following the day the units begin to trade.

9)	You can hold your units, sell your units, or after your payment is received you can transfer your units.
What do I need to fill out on the Account Application?
If you are a U.S. customer, please fill out account owner(s) information. Carefully read through questions 1-8, answering all related questions. Please note question 8 — “Certification – Taxpayer Identification Number”. Finally, complete the signature box.
If you are a non U.S. customer, follow the same instructions as above, but complete the section of the form titled “Certification – Non U.S. Account Customers”. If you do not have this form, please contact Deutsche Bank Alex. Brown to have one forwarded to you.
What do I need to fill out on the Indication of Interest Form?
You should complete the entire form. Incomplete forms will not be accepted.
When is the deadline for my forms and what if I miss it?
The deadline to mail or fax in your completed forms is Deadline Date. No forms will be accepted after this date. There will be no exceptions.
How many units can I purchase?
The minimum purchase amount is 100 units. Additional units can be purchased in increments of 50 units (100, 150, 200, 250, 300.....).
Can I purchase the units in an IRA or a Trust account?
Only if you have an existing IRA or Trust account at Deutsche Bank Alex. Brown.
Can I have the units issued in the name of my spouse/child/third party?
No. Only the individual who is invited to participate can purchase their units in their name only.
What will the process be once my forms have been received?
Once you have sent in your completed paperwork, you should plan on being accessible, because the date when the final price is determined is not definite. The day the final price is determined, a representative from Deutsche Bank Alex. Brown will contact you to confirm your allocation. We anticipate that this will be sometime in pricing time. You will need to be available to confirm your acceptance of these units. If you are not available to confirm, you will have a limited amount of time to contact Deutsche Bank Alex. Brown in order to confirm. If Deutsche Bank Alex. Brown has not heard back from you prior to the time at which the units begin to trade, you will not be able to participate in the program. The timeline is as follows:

Day 1	Final price is determined. You are contacted by a Deutsche Bank Alex. Brown representative. You need to confirm your acceptance of the units with Deutsche Bank Alex. Brown.

Day 2	Stock begins to trade on the NASDAQ (Typically in the mid-morning Eastern Standard Time). If you have not confirmed your acceptance by this time, you will not be able to participate.
When do I pay for my units?
You must pay for your units no later than three business days following the first trade date. You should not send in any funds prior to trade date. When a Deutsche Bank Alex. Brown representative contacts you with the final price and your final allocation, they will also give you your account number and how much money will be due upon settlement.
How can I pay for my newly acquired units? Units can be purchased using personal checks, payment by wire, or money in an existing Deutsche Bank Alex. Brown retail account. Third party checks, credit cards, and proceeds from sales of the issued stock will NOT be accepted.
Where do I send my payment? The check you send in should be in your name only. We can not accept third party checks. You should make your check payable to Pershing LLC, and be sure to put your account number on it. It should be mailed to:
Deutsche Bank Alex. Brown
Attn:
Street
City, State Zip
What if I want to wire my payment?
You can wire in your payment using the following wiring instructions:
Bank of New York
New York, NY
ABA Routing #: 021-000018
A/C Pershing LLC
Acct #: 890-051238-5
FBO _______________ (Your Name)
Acct _______________(Your Deutsche Bank Alex.Brown Account Number)
If I sell my units through Deutsche Bank Alex. Brown, when may I withdraw the sale proceeds?
You may withdraw your sale proceeds after the sale settlement date and once your payment for the units has been received and has cleared. Please note that Deutsche Bank Alex. Brown typically has a 10 day hold period on all personal checks. Once your personal check is received, you may not be able to withdraw any funds from your account for ten business days.
Who should I contact if I have any questions?
If you have additional questions, you can call __________________ at 1-800-XXX-XXXX.

A registration statement relating to these securities has been filed with the Securities and Exchange Commission but has not yet become effective. These securities may not be sold nor may offers to buy be accepted prior to the time the registration statement becomes effective. This communication shall not constitute an offer to sell or the solicitation of an offer to buy, nor shall there be any sale of these securities in any jurisdiction in which such offer, solicitation or sale would be unlawful prior to registration or qualification under the securities laws of such jurisdiction.
No offer to buy the securities can be accepted and no part of the purchase price can be received until the registration statement has become effective, and any such offer may be withdrawn or revoked, without obligation or commitment of any kind, at any time prior to notice of its acceptance given after the effective date. An indication of interest in response to this letter will involve no obligation or commitment of any kind.
Investing in new issues is speculative and carries a high degree of risk. Your decision to invest in new issues should be based on your independent review and consideration of your investment objectives, risk tolerance, financial condition and other individual investment considerations. Read the official offering documents carefully.

Private Client Limited Purpose Account Agreement — DSP U.S. Account Owner Provide requested information for each account owner q New Account            CA            Short            Account M I S C q Update Number Number Name Category Customer Identification Program Notice IMPORTANT INFORMATION ABOUT PROCEDURES FOR OPENING A NEW ACCOUNT To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. What this means for you: When you open an account, we will ask for your name, address, date of birth, tax identification number and other information that will allow us to identify you. We may also ask to see your driver’s license or other identifying documents. Limited Purpose Account: Please use this agreement only for buys and/or sells of a single security. Throughout this agreement, “I,“me,“my,“we,” “us,” and “undersigned” refer to the person(s) whose signature(s) appear(s) below and all others who are legally obligated on this account. By signing this Agreement, the undersigned represent(s) that the information below is accurate and may be relied upon by Deutsche Bank Securities Inc., acting through its Deutsche Bank Alex. Brown division (referred to herein as “Deutsche Bank Alex. Brown”). Further, the undersigned acknowledges that Deutsche Bank Alex. Brown neither solicited nor recommended the transactions to be effected in this account. Private Banking Account q Yes q 4 No Is Client a Foreign Bank q Yes q 4 No Provided Privacy Notice q Yes q No Initial Source of Funds CIP Exempt Code CESG Number            C E S G Name of Account Owner (First, Middle, Last) Mailing Address City State Zip Address City State Zip (Give home if business or P.O. Box used above) Home Phone Number Date of Birth (mm/dd/yyyy) ID Type: Issue Date: Exp. Date: Employer’s Name Business Phone Number Employer’s Address Occupation & Position Years Employed Name of Joint Owner (First, Middle, Last) Mailing Address City State Zip
Address City State Zip (Give home if business or P.O. Box used above) Home Phone Number Date of Birth (mm/dd/yyyy) ID Type: Issue Date: Exp. Date: Employer’s Name Business Phone Number Employer’s Address Occupation & Position Years Employed 1. Is either the account owner, co-owner, or an immediate family member of either account owner (as defined by the rule below): a. (i) An officer, director, general partner, associated person, employee, or person listed on the Form BD of an NASD member firm (including Deutsche Bank Alex. Brown) or any other broker-dealer (other than a limited business broker-dealer); or (ii) a person who has authority to buy or sell securities for a bank, savings and loan association, insurance company, investment company, investment adviser (whether or not registered as an investment adviser) or collective investment account? q YES q NO b. A person acting: (i) as a finder in connection with the offering that is the subject of the Directed Share Program for which this account is being opened or (ii) in a fiduciary capacity to the managing underwriter(s) in connection with the offering that is the subject of the Directed Share Program for whic h this account is being opened? q YES q NO
If your answer is NO to both questions 1a and 1b above, you may participate in the Directed Share Program of the issuer for which this account is being opened and do not need to answer question 2. If your answer is YES to either question above, you must also answer question 2: 2. Are either account owner or an immediate family member (as defined by the rule below) an employee or director of the issuer sponsoring the Directed Share Program for which this account is being opened or a subsidiary of the issuer, its parent or a subsidiary of the parent? q YES q NO If your answer to question 2 is NO, you are prohibited by NASD Rule 2790 from participating in the Directed Share Program of the issuer for which this account is being opened. If your answer to question 2 is YES, you may participate in the Directed Share Program of the issuer for which this account is being opened. Immediate Family Member Rule: An immediate family member of a person is that person’s parents, mother or father-in-law, spouse, brother or sister, brothers- or sisters-in-law, sons-or daughters-in-law and children, and any other individual to whom the person provides material support. 3. I authorize you, at your discretion, to aggregate orders for my account(s) with other customer orders and I recognize that in doing so, I may receive an average price for my orders which may be different from the price(s) I might have received had my orders not been aggregated. If this is a joint account, each of the undersigned agrees that: Deutsche Bank Alex. Brown is authorized to follow any instruction (including delivery instructions) regarding this account from any one of the undersigned; Deutsche Bank Alex. Brown may in its discretion require joint action by all of the undersigned; and all of the undersigned are jointly and severally liable for this account. 4. Is any owner either (i) a current or former senior military, government or political official of any country, or (ii) closely associated with an immediate family member of such an official? q YES q NO If Yes, please identify the name of the official, office held and country. 50345 OM 27 (6/05)

5. Arbitration n This section of the Agreement contains the predispute arbitration agreement between us. By signing this Agreement, the parties agree as follows: (i) All parties to this Agreement are giving up the right to sue each other in court, including the right to a trial by jury, except as provided by the rules of the arbitration forum in which a claim is filed. (ii) Arbitration awards are generally final and binding; a party’s ability to have a court reverse or modify an arbitration award is very limited. (iii) The ability of the parties to obtain documents, witness statements and other discovery is generally more limited in arbitration than in court proceedings. (iv) The arbitrators do not have to explain the reason(s) for their award. (v) The panel of arbitrators will typically include a minority of arbitrators who were or are affiliated with the securities industry. (vi) The rules of some arbitration forums may impose time limits for bringing a claim in arbitration. In some cases, a claim that is ineligible for arbitration may be brought in court. (vii) The rules of the arbitration forum in which the claim is filed, and any amendments thereto, shall be incorporated into this Agreement. n            I agree to arbitrate with you any controversies which may arise, whether or not based on events occurring prior to the date of this agreement, including any controversy arising out of or relating to any account with you, to the construction, performance or breach of any agreement, or any duty arising from any agreement or other relationship with you, or to transactions with or through you, only before the New York Stock Exchange, Inc., the National Association of Securities Dealers Regulation, Inc., or any exchange of which Deutsche Bank Alex. Brown is a member, at my election. I agree that I shall make my election by registered mail to you, at P.O. Box 515, Baltimore, MD 21202, Attention Director of Compliance. If my election is not received by you within ten (10) calendar days of receipt of a written request from you that I make an election, then you may elect the forum before which the arbitration shall be held. n            Neither you nor I waive any right to seek equitable relief pending arbitration. No person shall bring a putative or certified class action to arbitration, nor seek to enforce any pre-dispute arbitration agreement against any person who has initiated in court a putative class action; or who is a member of a putative class who has not opted out of the class with respect to any claims encompassed by the putative class action until (1) the class certification is denied; or (2) the class is decertified; or (3) the customer is excluded from the class by the court. Such forbearance to enforce an agreement to arbitrate shall not constitute a waiver or any rights under this agreement except to the extent stated herein. 6. The undersigned also acknowledge(s) that the assets in this account (including all cash or securities) are not insured by the Federal Deposit Insurance Corporation, are not deposits or other obligations of, or guaranteed by, any bank and are subject to investment risk, including possible loss of the principal amount invested. This agreement shall inure to the benefit of Deutsche Bank Alex. Brown and to any successor firm or firms irrespective of any change or changes at any time in the personnel thereof for any cause whatsoever and of the assigns of Deutsche Bank Alex. Brown or any successor firm. 7. Complaints — If at any time I wish to make a formal complaint against Deutsche Bank Alex. Brown or any of its employees, I understand that it should be directed to Deutsche Bank Alex. Brown, Compliance Department — Client Inquiries, One South Street — 21st Floor, B altimore, MD 21202 or I may call (410) 895-3527. Please Complete 8 below 8. Certification — Taxpayer Identification Number — U.S. Account Owner — I will cross out item (ii) below if I have been notified by the IRS that I am currently subject to backup withholding because of underreporting interest or dividends on my tax return. If I am exempt from backup withholding, I will write the word “Exempt” here: ___. However, if I am opening an account on behalf of a pension or profit sharing plan that is designed to be a qualified plan under federal tax law, or a self-directed account for such a plan, I hearby certify that the account is exempt from back-up withholding. ( For further information, see “Payers and Payments Exempt from backup Withholding on IRS Form W-9, a copy of which can be obtained from a Deutsche Bank Alex. Brown Client Advisor.) I certify that: (i) The number shown on this form is my correct Taxpayer Identification Number (Social Security Number), (ii) I am not subject to backup withholding because either I have not been notified by the Internal Revenue Service (IRS) that I am subject to backup withholding as a result of a failure to report all interest or dividends, or the IRS has notified me that I am no longer subject to backup withholding, and (iii) I am a U.S. person (including a U.S. resident alien). Under penalties of perjury, I declare that I have examined the information and certifications in paragraph 8 and to the best of my knowledge and belief they are true, correct, and complete. PLEASE COMPLETE BY SIGNING BELOW AND INSERTING THE DATE OF YOUR SIGNATURE. PLEASE ALSO INSERT THE APPLICABLE IDENTIFICATION NUMBER. BY SIGNING BELOW I ACKNOWLEDGE THAT I HAVE RECEIVED, READ AND AGREE TO THE TERMS OF THIS AGREEMENT INCLUDING THE CERTIFICATION ABOVE. This Agreement contains a pre-dispute arbitration clause at paragraph 5.
The Internal Revenue Service does not require your consent to any provision of this document other than the certifications required to avoid backup withholding. If this is a Joint Account, all account owners must sign. 4 Owner Signature Date Owner Social Security or Employer ID No. (Required) 4 Joint Owner Signature Date Joint Owner Social Security or Employer ID No. (Required) Contact Information — For questions or assistance on any matter relating to your account, you should contact your Client Advisor or the Branch Office Manager at the address and telephone numbers provided to you with your Welcome Package or account opening documents. Internal Use Only Client Advisor Opening Account Signature Date Person Approving Account Signature Date Is CA registered in the state in which client resides? q YES q NO PROCEEDS q Hold q Send TRANSFERS q Hold q Send DIVIDENDS q Send q Credit MONEY FUNDS SWEEP q Prime q Tax-Free q Treasury 50345 OM 27 (6/05)